Interests In Joint Ventures - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [abstract]
Dividends received from joint ventures	$ 0	$ 0	$ 0
Commitments in relation to joint ventures	0	0		$ 5,000
Commitments of joint venture partners in relation to joint ventures				$ 50,000
Contingent liabilities incurred in relation to interests in joint ventures	$ 0	$ 0